TAX EXPENSE (Details 4)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
TAX EXPENSE
Applicable enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%
Different tax rate in other jurisdiction (as a percent)	(18.20%)	(5.50%)	2.90%
Effect of reduced tax rate (as a percent)	(2.80%)	(5.20%)	(11.10%)
Transfer pricing settlement in 2011	(6.20%)
Effect of different reversal rate (as a percent)	(21.90%)	(2.40%)	(1.60%)
Effect of change in valuation allowance (as a percent)	0.50%	0.80%	0.80%
Cancellation of preferential tax rate (as a percent)			4.70%
Tax effect of permanent differences (as a percent)	(0.40%)	0.00%	(0.30%)
Unrecognized tax benefits (as a percent)		0.70%
Actual income tax rate	(24.00%)	13.40%	20.40%